Radnor Financial Center

150 N. Radnor Chester Road

Radnor, Pennsylvania 19087

Phone:	484-583-8083
Fax:	484-583-8448
E-Mail:	Lisa.Matson@LFG.com

VIA EDGAR

January 7, 2013

Alberto Zapata

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-4644

File Nos.:    33-70742; 811-08090

Registrant:   Lincoln Variable Insurance Products Trust (the “Trust”)

Funds:	LVIP SSgA Large Cap RPM Fund;

LVIP SSgA Small-Cap RPM Fund;

LVIP MFS International Growth RPM Fund;

LVIP RPM Fidelity VIP Contrafund®Portfolio;

LVIP RPM BlackRock Global Allocation V.I. Fund

(the “New Funds”)

and

LVIP Columbia Small-Mid Cap Growth RPM Fund

            (formerly, LVIP Turner Mid-Cap Growth Fund);

LVIP UBS Large Cap Growth RPM Fund

            (formerly, LVIP Janus Capital Appreciation Fund);

LVIP Templeton Growth RPM Fund

            (formerly, LVIP Templeton Growth Fund);

LVIP SSgA Global Tactical Allocation RPM Fund

            (formerly, LVIP Global Tactical Allocation Fund);

LVIP JPMorgan Mid Cap Value RPM Fund

            (formerly, LVIP Columbia Value Opportunities Fund);

LVIP BlackRock Equity Dividend RPM Fund

            (formerly, LVIP Wells Fargo Intrinsic Value Fund)

(the “Updated Funds”)

Dear Mr. Zapata:

Attached for filing via EDGAR is Post-Effective Amendment No. 143 (the “Amendment”) to the Registration Statement on Form N-1A of the above referenced registrant (the “Registrant”). The Amendment is being filed pursuant to Rule 485(a)(2) under the Securities Act of 1933. This Amendment is being filed (1) to establish the five New Funds as new series of the Trust; and (2) to make changes to the six Updated Funds, which are existing series of the Trust.

Each of the New Funds is a fund of funds with one single, unaffiliated underlying fund and a risk management strategy, with prospectuses similar to existing funds-of-funds within the Trust and to Trust prospectuses describing a “protection” strategy. Each of the Updated Funds have added a risk management strategy similar to the “protection strategy” of other existing series of the Trust and four of the Updated Funds also have new sub-advisers and strategies.

Your consideration of this filing is much appreciated. Please contact the undersigned at 484-583-8083 with your comments.

Sincerely,

/s/ Lisa L. B. Matson
Lisa L.B. Matson
Senior Counsel – Funds Management

cc: Jill R. Whitelaw, Esq.

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